Cover	Sep. 06, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 06, 2022
Entity File Number	000-55144
Entity Registrant Name	NUTRALIFE BIOSCIENCES, INC.
Entity Central Index Key	0001563463
Entity Tax Identification Number	46-1482900
Entity Incorporation, State or Country Code	FL
Entity Address, Address Line One	6601 Lyons Road
Entity Address, Address Line Two	Suite L-6
Entity Address, Address Line Three	C
Entity Address, City or Town	oconut Creek
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33073
City Area Code	(888)
Local Phone Number	509-8901
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false